Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2011
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHAX
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHCX
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSHUX

Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund
SUMMARY SECTION
Investment Objective
The Liberty Street Horizon Fund (the "Fund") seeks to achieve long-term growth of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled "Reduced Sales
Charges - A Shares" on page 23 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Liberty Street Horizon Fund (USD $)	A Shares		C Shares		Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[1]	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%	[2]	0.75%	[3]	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	1.00%		1.00%		1.00%
Wire fee	20		20		20
Overnight check delivery fee for weekday/Saturday	20		20		20
Retirement account fees (annual maintenance and full redemption requests)	15		15		15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[3]	A CDSC of 0.75% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Liberty Street Horizon Fund		A Shares	C Shares	Institutional Shares
Management fees		1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees		0.25%	0.75%	none
Other expenses		0.45%	0.45%	0.45%
Acquired fund fees and expenses		0.04%	0.04%	0.04%
Total annual fund operating expenses	[1]	1.74%	2.24%	1.49%
Fee waiver and/or expense reimbursements	[2]	(0.20%)	(0.20%)	(0.20%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.54%	2.04%	1.29%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.00% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until August 31, 2012, and may be terminated by the Trust's Board of Trustees at any time.The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund's operating expenses (assuming fee waivers in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Liberty Street Horizon Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A Shares	624	978	1,356	2,413
C Shares	282	681	1,182	2,559
Institutional Shares	131	451	794	1,762

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Liberty Street Horizon Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A Shares	624	978	1,356	2,413
C Shares	207	681	1,182	2,559
Institutional Shares	131	451	794	1,762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The Fund's sub-advisor is Horizon Asset Management, LLC ("Horizon" or
"Sub-Advisor"). In order to best implement its investment philosophy Horizon may allocate assets of the Fund across the following strategies. A portion of the
Fund's assets is managed using Horizon's Core Value strategy, which relies on
Horizon's in-house research to identify companies possessing under-appreciated business models, including businesses that tend to be relatively protected from severe price competition or technological obsolescence which, as a consequence,
Horizon believes can sustain high returns on equity. Selections in Core Value include companies with a variety of market capitalizations as well as companies outside the United States, although typically, the majority of stocks held in
Core Value tend to be larger U.S. companies.  In addition, portions of the
Fund's assets are managed using Horizon's Research Select and Spin-Off strategies. Research Select involves the selection of investments in the areas of catalyst driven and event driven opportunities, in distressed securities, in companies that Horizon believes have certain assets whose true values are not fully reflected on their balance sheets, and in securities with pricing anomalies and other areas of inefficiency. The Spin-Off strategy seeks to identify inefficiencies in the pricing of companies that are at transitory points in their business cycles with a particular focus on corporate divestitures, carve-outs, and other forms of corporate restructurings. The Fund may also invest in specialty stocks that Horizon believes maintain the most favorable risk/reward characteristics.

The Fund pursues its investment objective by primarily investing in U.S. and foreign equity stocks. The Fund's equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small-
and medium-sized companies, and may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO"). The Fund's investments in foreign equity stocks may be in both developed and emerging markets.

The Fund may also invest up to 20% of its assets in fixed income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that
Horizon deems to be of comparable quality.

Principal Risks of Investing
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

  · Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

  · General Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

  · Small- and Medium-Sized Company Risk: The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

  · Initial Public Offerings Risk: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies'
    limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

  · Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the
    Fund's investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.

  · Foreign Securities Risk: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.
    Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

  · Emerging Markets Risk: The Fund's investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

  · Interest Rate Risk: Changes in interest rates will affect the value of a
    Fund's investments in fixed income securities and preferred stocks.

  · Lower-Rated Securities Risk: Debt securities rated below investment grade
    (often called "junk bonds") generally have greater credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

  · Non-Diversification Risk: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
    Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance
The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The predecessor to the Fund
(the "Predecessor Fund") commenced operations on May 4, 2007. Effective as of the close of business on October 9, 2009, the Predecessor Fund reorganized into the Fund. Performance results for the period prior to October 9, 2009, are for the Predecessor Fund.

Annual Total Return for Institutional Shares - For each calendar year at NAV

The year-to-date total return for the Institutional Shares class as of June 30,
2011 was 4.15%.

Institutional Shares
Highest Calendar Qtr Return at             Quarter Ended
NAV (non-annualized):             24.53%      6/30/09
Lowest Calendar Qtr Return at              Quarter Ended
NAV (non-annualized):            (29.16)%     12/31/08

Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns Liberty Street Horizon Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A Shares	A Shares Return Before Taxes	16.06%	(14.15%)	(8.78%)	May 4, 2007
C Shares	C Shares Return Before Taxes	15.52%	(14.62%)	(9.54%)	May 24, 2007
Institutional Shares	Institutional Shares Return Before Taxes	16.49%	(13.98%)	(11.07%)	Jul 11, 2007
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	15.95%	(14.23%)	(11.31%)	Jul 11, 2007
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	11.42%	(11.61%)	(9.20%)	Jul 11, 2007
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.85%)	(3.16%)	Jul 11, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2011
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Liberty Street Horizon Fund (the "Fund") seeks to achieve long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled "Reduced Sales
Charges - A Shares" on page 23 of the Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund's operating expenses (assuming fee waivers in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's sub-advisor is Horizon Asset Management, LLC ("Horizon" or
"Sub-Advisor"). In order to best implement its investment philosophy Horizon may allocate assets of the Fund across the following strategies. A portion of the
Fund's assets is managed using Horizon's Core Value strategy, which relies on
Horizon's in-house research to identify companies possessing under-appreciated business models, including businesses that tend to be relatively protected from severe price competition or technological obsolescence which, as a consequence,
Horizon believes can sustain high returns on equity. Selections in Core Value include companies with a variety of market capitalizations as well as companies outside the United States, although typically, the majority of stocks held in
Core Value tend to be larger U.S. companies.  In addition, portions of the
Fund's assets are managed using Horizon's Research Select and Spin-Off strategies. Research Select involves the selection of investments in the areas of catalyst driven and event driven opportunities, in distressed securities, in companies that Horizon believes have certain assets whose true values are not fully reflected on their balance sheets, and in securities with pricing anomalies and other areas of inefficiency. The Spin-Off strategy seeks to identify inefficiencies in the pricing of companies that are at transitory points in their business cycles with a particular focus on corporate divestitures, carve-outs, and other forms of corporate restructurings. The Fund may also invest in specialty stocks that Horizon believes maintain the most favorable risk/reward characteristics.

The Fund pursues its investment objective by primarily investing in U.S. and foreign equity stocks. The Fund's equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small-
and medium-sized companies, and may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO"). The Fund's investments in foreign equity stocks may be in both developed and emerging markets.

The Fund may also invest up to 20% of its assets in fixed income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that
Horizon deems to be of comparable quality.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

  · Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

  · General Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

  · Small- and Medium-Sized Company Risk: The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

  · Initial Public Offerings Risk: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies'
    limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

  · Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the
    Fund's investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.

  · Foreign Securities Risk: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.
    Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

  · Emerging Markets Risk: The Fund's investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

  · Interest Rate Risk: Changes in interest rates will affect the value of a
    Fund's investments in fixed income securities and preferred stocks.

  · Lower-Rated Securities Risk: Debt securities rated below investment grade
    (often called "junk bonds") generally have greater credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

  · Non-Diversification Risk: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
    Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The predecessor to the Fund
(the "Predecessor Fund") commenced operations on May 4, 2007. Effective as of the close of business on October 9, 2009, the Predecessor Fund reorganized into the Fund. Performance results for the period prior to October 9, 2009, are for the Predecessor Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Institutional Shares - For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The year-to-date total return for the Institutional Shares class as of June 30,
2011 was 4.15%.

Institutional Shares
Highest Calendar Qtr Return at             Quarter Ended
NAV (non-annualized):             24.53%      6/30/09
Lowest Calendar Qtr Return at              Quarter Ended
NAV (non-annualized):            (29.16)%     12/31/08

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-12
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-12
Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-12
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return for the Institutional Shares class
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.16%)
Liberty Street Horizon Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 3 Years	ck0001318342_AverageAnnualReturnYear03	(2.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2007
Liberty Street Horizon Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	rr_ShareholderFeeOther	20
Overnight check delivery fee for weekday/Saturday	ck0001318342_ShareholderFeeOther2	20
Retirement account fees (annual maintenance and full redemption requests)	ck0001318342_ShareholderFeeOther3	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.54%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	624
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,356
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,413
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	624
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	978
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,356
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,413
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.06%
Average Annual Returns, 3 Years	ck0001318342_AverageAnnualReturnYear03	(14.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2007
Liberty Street Horizon Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[5]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	rr_ShareholderFeeOther	20
Overnight check delivery fee for weekday/Saturday	ck0001318342_ShareholderFeeOther2	20
Retirement account fees (annual maintenance and full redemption requests)	ck0001318342_ShareholderFeeOther3	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.04%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	282
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	681
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,559
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	681
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,559
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.52%
Average Annual Returns, 3 Years	ck0001318342_AverageAnnualReturnYear03	(14.62%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Liberty Street Horizon Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	rr_ShareholderFeeOther	20
Overnight check delivery fee for weekday/Saturday	ck0001318342_ShareholderFeeOther2	20
Retirement account fees (annual maintenance and full redemption requests)	ck0001318342_ShareholderFeeOther3	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%	[3]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.29%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	451
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	794
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	451
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	794
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,762
Annual Return 2008	rr_AnnualReturn2008	(58.40%)
Annual Return 2009	rr_AnnualReturn2009	31.35%
Annual Return 2010	rr_AnnualReturn2010	16.49%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.49%
Average Annual Returns, 3 Years	ck0001318342_AverageAnnualReturnYear03	(13.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2007
Liberty Street Horizon Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.95%
Average Annual Returns, 3 Years	ck0001318342_AverageAnnualReturnYear03	(14.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2007
Liberty Street Horizon Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.42%
Average Annual Returns, 3 Years	ck0001318342_AverageAnnualReturnYear03	(11.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2007

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[3]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.00% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until August 31, 2012, and may be terminated by the Trust's Board of Trustees at any time.The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.
[5]	A CDSC of 0.75% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.